REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,945.5	$ 1,472.5
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	644.5	446.0
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	548.8	464.7
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	512.8	404.9
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 239.4	$ 156.9
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	31.60%	28.80%
The United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	19.50%	22.30%